Store Lease Exit Costs and Impairment Charges (Store Lease Exit Cost Activity) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013		Dec. 29, 2012		Dec. 31, 2011
Store Lease Exit Costs [Roll Forward]
Beginning balance	$ 76.5		$ 77.0		$ 94.0
Provision for estimated net future cash flows of closed stores	6.1	[1]	19.4	[1]	2.8	[1]
Net cash flows, interest accretion, changes in estimates of net future cash flows	(15.2)		(19.9)		(19.8)
Ending balance	181.0		76.5		77.0
Dominick's Stores [Member]
Store Lease Exit Costs [Roll Forward]
Provision for estimated net future cash flows of closed stores	$ 113.6	[2]	$ 0	[2]	$ 0	[2]

[1]	Estimated net future cash flows represents future minimum lease payments and related ancillary costs from the date of closure to the end of the remaining lease term, net of estimated cost recoveries that may be achieved through subletting properties or through favorable lease terminations.
[2]	Estimated net future cash flows for Dominick's stores closed during the fourth quarter of 2013.